INVESTMENT IN BELLISSIMA SPIRITS LLC (Details Narrative) - shares	Dec. 13, 2016	Jun. 30, 2019	Dec. 31, 2018	Dec. 13, 2018	Dec. 31, 2017
Series D Preferred Stock
Preferred stock, shares issued		0	10		10
Securities Exchange Agreement [Member] | Series D Preferred Stock
Preferred stock, shares issued	10
Bellissima Spirits LLC [Member]
Ownership percentage	51.00%	51.00%		51.00%
Bellissima Spirits LLC [Member] | Securities Exchange Agreement [Member] | Series D Preferred Stock
Preferred stock, shares issued	10
Conversion description	Each share of Iconic Series D Convertible Preferred Stock was convertible into the equivalent of 5.1% of Iconic common stock issued and outstanding at the time of conversion.
Bellissima Spirits LLC [Member] | Securities Exchange Agreement [Member] | Majority interest [Member]
Ownership percentage	51.00%